Credit Quality Indicators (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 4,031,792	¥ 4,027,678
Retail
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,368,014	3,246,493
Retail | New auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,781,316
Retail | New auto loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	2,776,500
Retail | New auto loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	4,816
Retail | Used auto loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	427,995
Retail | Used auto loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	426,930
Retail | Used auto loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,065
Retail | Other loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	158,703
Retail | Other loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	157,340
Retail | Other loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	1,363
Retail | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,360,770
Retail | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	7,244
Direct financing leases
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	362,136	449,459
Direct financing leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	361,373
Direct financing leases | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	763
Consumer
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,730,150
Consumer | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	3,722,143
Consumer | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	8,007
Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	301,642
Dealer loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	158,142
Dealer loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	143,500
Wholesale flooring | Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	267,526
Wholesale flooring | Dealer loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	144,118
Wholesale flooring | Dealer loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	123,408
Commercial loans | Dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	34,116
Commercial loans | Dealer loans | Group A
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	14,024
Commercial loans | Dealer loans | Group B
Financing Receivable, Recorded Investment [Line Items]
Finance receivables	¥ 20,092